Trade and other payables - Schedule of trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Derivatives	$ 20	$ 20
Other payables (Note 18)	20	0
Trade payables	79,942	22,296
Accrued expenses	36,330	24,826
Accrued payroll	6,816	2,662
Dividends payable	14,616	538
Deferred income	78,734	27,367
Other payables	6,054	1,902
Total current trade and other payables	$ 222,492	$ 79,591